Related party balances and transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Jun. 27, 2022 CNY (¥)	Mar. 28, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)
Related party balances and transactions
Amounts due from related parties							¥ 35,367		¥ 74,122		$ 4,845
Amounts due to related parties							177,886		35,664		24,370
Amount of transaction				¥ 50,000
Interest expense							133,761	$ 18,325	79,309	¥ 44,543
Gain on disposal of property, equipment and intangible assets							465	$ 64	(1,751)	(1,939)
Software licensing agreement period				3 years
Total liabilities							5,516,026		5,138,852		755,690
Zhejiang Huanfu
Related party balances and transactions
Inventory purchases							25,107		101,587	64,667
Cost of Revenue							8		420	0
Purchase of products and services
Related party balances and transactions
Amount of transaction							1,135,797		635,744	677,775
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction							25,115		102,007	64,667
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction							18,195		3,306	0
Loans to related parties
Related party balances and transactions
Amount of transaction							10,800		214,000	57,260
Interest income on loans due from related parties
Related party balances and transactions
Amount of transaction							449		5,300	1,329
Interest income on loans due from related parties | Hubei ECARX
Related party balances and transactions
Amount of transaction							11,249		10,655	7,740
Financial support to related parties | Anhui Xinzhi
Related party balances and transactions
Amount of transaction							0		0	28,500
Annual Software Sales | Smart Zhejiang
Related party balances and transactions
Amounts due to related parties							45,332
Amount of transaction			¥ 49,000
Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction							5,611		4,621	6,395
Related Party
Related party balances and transactions
Accounts receivable							1,373,833		1,572,703		188,214
Amounts due from related parties							35,367		74,122
Other non-current assets – related parties							267,260		224,349		36,614
Accounts payable – related parties							512,638		312,830		70,231
Amounts due to related parties							177,886		35,664
Other non-current liabilities – related parties							0		44,519		$ 0
Inventory purchases							130,255		41,409	29,717
Cost of Revenue							887,098		546,694	591,613
Interest expense							15,609		12,163	12,215
Related Party | Unsecured bank loans
Related party balances and transactions
Face amount of debt							299,000
Related Party | Zhejiang Huanfu
Related party balances and transactions
Proceeds from disposal of property and equipment						¥ 1,697
Gain on disposal of property, equipment and intangible assets						¥ 93
Related Party | Geely Group | Unsecured bank loans
Related party balances and transactions
Face amount of debt	¥ 500,000		¥ 149,000		¥ 300,000		200,000					¥ 100,000	¥ 300,000
Interest rate	4.35%				4.10%
Related Party | Hubei Xingji Times Technology Co., Ltd | Unsecured bank loans
Related party balances and transactions
Face amount of debt		¥ 200,000
Interest rate		2.25%
Related Party | Hubei ECARX
Related party balances and transactions
Other non-current assets – related parties							235,598		224,349
Amount of transaction							¥ 252,287
Interest rate							5.00%	5.00%
Related Party | Xingji Meizu
Related party balances and transactions
Accounts payable – related parties							¥ 50,000
Other non-current liabilities – related parties							44,519
Interest rate				4.00%
Software licensing agreement period				3 years
Total liabilities							94,519
Related Party | Smart Zhejiang
Related party balances and transactions
Accounts receivable							13,670
Other non-current assets – related parties							¥ 31,662
Interest rate							3.95%	3.95%
Software licensing agreement period				3 years
Related Party | Operating expense
Related party balances and transactions
Amount of transaction							¥ 118,444		47,641	62,840
Related Party | Purchase of products and services
Related party balances and transactions
Amounts due from related parties							25,364		8,420
Accounts payable – related parties							465,107		262,830
Related Party | Technical and logistical services
Related party balances and transactions
Amounts due to related parties							18,193		9,701
Related Party | Loans and interest receivable
Related party balances and transactions
Amounts due from related parties							10,003		65,702
Related Party | Borrowings and interest payable on borrowing
Related party balances and transactions
Amounts due to related parties							9,693		25,963
Related Party | Annual Software Sales | Xingji Meizu
Related party balances and transactions
Amount of transaction				¥ 50,000
Related Party | Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction							¥ 5,611		¥ 4,621	¥ 6,395